Schedule of property, plant and equipment (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Beginning of financial year		$ 20,762,483
Revaluation		(960,116)
End of financial year		21,471,539	$ 20,762,483
Leasehold land and buildings [member]
IfrsStatementLineItems [Line Items]
Beginning of financial year	[1]	17,864,113
End of financial year	[1]	17,870,342	17,864,113
Property and equipment [member]
IfrsStatementLineItems [Line Items]
Beginning of financial year		1,444,615
End of financial year		1,101,205	1,444,615
Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning of financial year		142,914
End of financial year		86,161	142,914
Renovation [member]
IfrsStatementLineItems [Line Items]
Beginning of financial year		2,107
End of financial year		72,780	2,107
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning of financial year		107,068
End of financial year		182,290	107,068
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning of financial year		3,596
End of financial year		4,644	3,596
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Beginning of financial year		1,198,070
End of financial year		2,154,117	1,198,070
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning of financial year		27,333,357	26,755,143
Additions		1,200,038	578,214
Disposal		(397,071)
Revaluation		(472,784)
Translation difference		502,107
End of financial year		28,165,647	27,333,357
Gross carrying amount [member] | Leasehold land and buildings [member]
IfrsStatementLineItems [Line Items]
Beginning of financial year	[1]	19,537,807	19,264,346
Additions	[1]		273,461
Disposal	[1]
Revaluation	[1]	(472,784)
Translation difference	[1]	61,215
End of financial year	[1]	19,126,238	19,537,807
Gross carrying amount [member] | Property and equipment [member]
IfrsStatementLineItems [Line Items]
Beginning of financial year		4,066,863	3,762,237
Additions		127,387	304,626
Disposal
Revaluation
Translation difference		268,147
End of financial year		4,462,397	4,066,863
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning of financial year		1,213,687	1,213,687
Additions
Disposal		(397,071)
Revaluation
Translation difference		38,447
End of financial year		855,063	1,213,687
Gross carrying amount [member] | Renovation [member]
IfrsStatementLineItems [Line Items]
Beginning of financial year		490,239	490,239
Additions		80,241
Disposal
Revaluation
Translation difference		36,083
End of financial year		606,563	490,239
Gross carrying amount [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning of financial year		694,591	694,591
Additions		105,215
Disposal
Revaluation
Translation difference		16,178
End of financial year		815,984	694,591
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning of financial year		132,100	131,973
Additions		2,242	127
Disposal
Revaluation
Translation difference		10,943
End of financial year		145,285	132,100
Gross carrying amount [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Beginning of financial year		1,198,070	1,198,070
Additions		884,953
Disposal
Revaluation
Translation difference		71,094
End of financial year		2,154,117	1,198,070
Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Beginning of financial year		6,570,874	4,968,778
Depreciation charge		1,622,290	1,602,096
Disposal		(397,071)
Revaluation		(1,432,900)
Translation difference		330,915
End of financial year		6,694,108	6,570,874
Accumulated depreciation [member] | Leasehold land and buildings [member]
IfrsStatementLineItems [Line Items]
Beginning of financial year	[1]	1,673,694	732,355
Depreciation charge	[1]	955,011	941,339
Disposal	[1]
Revaluation	[1]	(1,432,900)
Translation difference	[1]	60,091
End of financial year	[1]	1,255,896	1,673,694
Accumulated depreciation [member] | Property and equipment [member]
IfrsStatementLineItems [Line Items]
Beginning of financial year		2,622,248	2,103,927
Depreciation charge		552,125	518,321
Disposal
Revaluation
Translation difference		186,819
End of financial year		3,361,192	2,622,248
Accumulated depreciation [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning of financial year		1,070,773	974,802
Depreciation charge		70,889	95,971
Disposal		(397,071)
Revaluation
Translation difference		24,311
End of financial year		768,902	1,070,773
Accumulated depreciation [member] | Renovation [member]
IfrsStatementLineItems [Line Items]
Beginning of financial year		488,132	487,530
Depreciation charge		9,508	602
Disposal
Revaluation
Translation difference		36,143
End of financial year		533,783	488,132
Accumulated depreciation [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning of financial year		587,523	543,149
Depreciation charge		33,415	44,374
Disposal
Revaluation
Translation difference		12,756
End of financial year		633,694	587,523
Accumulated depreciation [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning of financial year		128,504	127,015
Depreciation charge		1,342	1,489
Disposal
Revaluation
Translation difference		10,795
End of financial year		140,641	128,504
Accumulated depreciation [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Beginning of financial year
Depreciation charge
Disposal
Revaluation
Translation difference
End of financial year

[1]	Leasehold land and buildings are measured at fair value less accumulated depreciation and impairment losses recognized after the date of the revaluation.